Customer accounts and amounts due to banks - Additional information (Details)	Mar. 31, 2020	Dec. 31, 2019
Maximum
Disclosure of amounts due to customers and amounts due to banks
Interest rate on customer accounts and amounts due to banks	5.00%	6.00%